UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02958

T. Rowe Price International Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

October 31, 2025

Overseas Stock Fund

Investor Class (TROSX)

This annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Investor Class	$87	0.78%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Information technology (IT) contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection, led by positions in several semiconductor companies that benefited from the surge in artificial intelligence capital spending. An overweight to the IT sector, which outpaced the benchmark, also added value. Industrials and business services helped relative returns owing to positive stock selection. Japanese industrial conglomerate Mitsubishi Electric was a significant contributor.

  The consumer staples sector detracted significantly from relative performance due to adverse stock selection. Barry Callebaut, a Swiss cocoa processor and chocolate wholesaler, was a substantial detractor. Negative stock selection in the financials sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, the communication services sector was the largest underweight sector at period-end.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Investor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	9,095	9,009
2016	9,642	9,693
2016	9,696	9,753
2016	9,803	9,677
2017	10,304	10,093
2017	11,015	10,787
2017	11,912	11,485
2017	12,404	11,945
2018	13,271	12,880
2018	12,769	12,352
2018	12,658	12,221
2018	11,321	11,127
2019	11,476	11,268
2019	12,132	11,955
2019	11,787	11,903
2019	12,512	12,355
2020	12,758	12,631
2020	10,700	10,599
2020	11,994	11,704
2020	11,841	11,507
2021	14,301	13,761
2021	15,565	14,826
2021	15,696	15,251
2021	16,054	15,441
2022	15,766	14,728
2022	14,101	13,619
2022	13,639	13,068
2022	12,411	11,889
2023	14,775	14,311
2023	14,962	14,765
2023	15,559	15,262
2023	13,892	13,602
2024	15,588	15,744
2024	16,123	16,135
2024	17,065	16,974
2024	16,759	16,725
2025	16,979	17,106
2025	17,930	18,163
2025	18,985	19,140
2025	20,690	20,578

202501-4140694, 202512-4880930

F165-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Overseas Stock Fund (Investor Class)	23.46%	11.81%	7.54%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$24,089,956
  Number of Portfolio Holdings152
  Investment Advisory Fees Paid (000s)$75,648
  Portfolio Turnover Rate26.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	25.2%
Industrials & Business Services	19.3
Consumer Discretionary	11.5
Information Technology	11.5
Health Care	10.4
Consumer Staples	6.9
Materials	4.7
Energy	3.4
Communication Services	2.9
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Siemens	2.9%
ASML Holding	2.3
Unilever	2.2
Taiwan Semiconductor Manufacturing	1.9
AstraZeneca	1.9
Nestle	1.7
SAP	1.6
Sony Group	1.4
TotalEnergies	1.4
Roche Holding	1.3

How has the fund changed?

This is a summary of certain material changes to Overseas Stock Fund. Effective April 1, 2026 Price Associates has contractually agreed to limit the fund’s total investment management fee to 0.65% and lower the class’s total expense limit to 0.90%. The fund’s January 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Overseas Stock Fund

Investor Class (TROSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Overseas Stock Fund

Advisor Class (PAEIX)

This annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Advisor Class	$118	1.06%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Information technology (IT) contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection, led by positions in several semiconductor companies that benefited from the surge in artificial intelligence capital spending. An overweight to the IT sector, which outpaced the benchmark, also added value. Industrials and business services helped relative returns owing to positive stock selection. Japanese industrial conglomerate Mitsubishi Electric was a significant contributor.

  The consumer staples sector detracted significantly from relative performance due to adverse stock selection. Barry Callebaut, a Swiss cocoa processor and chocolate wholesaler, was a substantial detractor. Negative stock selection in the financials sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, the communication services sector was the largest underweight sector at period-end.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Advisor Class	Regulatory/Strategy Benchmark
2015	10,000	10,000
2016	9,084	9,009
2016	9,621	9,693
2016	9,674	9,753
2016	9,781	9,677
2017	10,262	10,093
2017	10,976	10,787
2017	11,843	11,485
2017	12,337	11,945
2018	13,194	12,880
2018	12,692	12,352
2018	12,569	12,221
2018	11,228	11,127
2019	11,371	11,268
2019	12,016	11,955
2019	11,671	11,903
2019	12,374	12,355
2020	12,620	12,631
2020	10,574	10,599
2020	11,844	11,704
2020	11,691	11,507
2021	14,104	13,761
2021	15,340	14,826
2021	15,459	15,251
2021	15,792	15,441
2022	15,495	14,728
2022	13,842	13,619
2022	13,378	13,068
2022	12,177	11,889
2023	14,475	14,311
2023	14,644	14,765
2023	15,227	15,262
2023	13,589	13,602
2024	15,227	15,744
2024	15,734	16,135
2024	16,649	16,974
2024	16,340	16,725
2025	16,552	17,106
2025	17,461	18,163
2025	18,471	19,140
2025	20,125	20,578

202501-4140694, 202512-4880930

F225-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Overseas Stock Fund (Advisor Class)	23.16%	11.47%	7.24%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$24,089,956
  Number of Portfolio Holdings152
  Investment Advisory Fees Paid (000s)$75,648
  Portfolio Turnover Rate26.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	25.2%
Industrials & Business Services	19.3
Consumer Discretionary	11.5
Information Technology	11.5
Health Care	10.4
Consumer Staples	6.9
Materials	4.7
Energy	3.4
Communication Services	2.9
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Siemens	2.9%
ASML Holding	2.3
Unilever	2.2
Taiwan Semiconductor Manufacturing	1.9
AstraZeneca	1.9
Nestle	1.7
SAP	1.6
Sony Group	1.4
TotalEnergies	1.4
Roche Holding	1.3

How has the fund changed?

This is a summary of certain material changes to Overseas Stock Fund. Effective April 1, 2026 Price Associates has contractually agreed to limit the fund’s total investment management fee to 0.65%. The fund’s January 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Overseas Stock Fund

Advisor Class (PAEIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Overseas Stock Fund

I Class (TROIX)

This annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary. This report describes changes to the fund that occurred during the reporting period.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - I Class	$75	0.67%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Information technology (IT) contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection, led by positions in several semiconductor companies that benefited from the surge in artificial intelligence capital spending. An overweight to the IT sector, which outpaced the benchmark, also added value. Industrials and business services helped relative returns owing to positive stock selection. Japanese industrial conglomerate Mitsubishi Electric was a significant contributor.

  The consumer staples sector detracted significantly from relative performance due to adverse stock selection. Barry Callebaut, a Swiss cocoa processor and chocolate wholesaler, was a substantial detractor. Negative stock selection in the financials sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, the communication services sector was the largest underweight sector at period-end.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of October 31, 2025

	I Class	Regulatory/Strategy Benchmark
2015	500,000	500,000
2016	454,798	450,474
2016	482,117	484,631
2016	485,332	487,630
2016	490,688	483,867
2017	515,835	504,673
2017	552,092	539,365
2017	596,589	574,273
2017	621,859	597,274
2018	665,968	643,985
2018	640,763	617,622
2018	635,722	611,043
2018	568,509	556,334
2019	576,939	563,404
2019	609,957	597,756
2019	593,159	595,153
2019	629,072	617,775
2020	642,033	631,569
2020	538,480	529,962
2020	603,571	585,199
2020	596,470	575,368
2021	720,272	688,048
2021	784,658	741,310
2021	791,277	762,569
2021	809,329	772,032
2022	794,829	736,397
2022	711,421	680,927
2022	688,116	653,389
2022	626,787	594,473
2023	746,512	715,568
2023	755,937	738,272
2023	786,728	763,125
2023	702,525	680,083
2024	787,985	787,197
2024	815,001	806,767
2024	863,245	848,676
2024	848,450	836,271
2025	859,412	855,320
2025	907,560	908,167
2025	961,645	957,019
2025	1,048,707	1,028,879

202501-4140694, 202512-4880930

F521-052 12/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Overseas Stock Fund (I Class)	23.60%	11.95%	7.69%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	7.48

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$24,089,956
  Number of Portfolio Holdings152
  Investment Advisory Fees Paid (000s)$75,648
  Portfolio Turnover Rate26.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	25.2%
Industrials & Business Services	19.3
Consumer Discretionary	11.5
Information Technology	11.5
Health Care	10.4
Consumer Staples	6.9
Materials	4.7
Energy	3.4
Communication Services	2.9
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Siemens	2.9%
ASML Holding	2.3
Unilever	2.2
Taiwan Semiconductor Manufacturing	1.9
AstraZeneca	1.9
Nestle	1.7
SAP	1.6
Sony Group	1.4
TotalEnergies	1.4
Roche Holding	1.3

How has the fund changed?

This is a summary of certain material changes to Overseas Stock Fund. Effective April 1, 2026 Price Associates has contractually agreed to limit the fund’s total investment management fee to 0.65%. The fund’s January 1, 2026 prospectus contains more information.

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Overseas Stock Fund

I Class (TROIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

October 31, 2025

Overseas Stock Fund

Z Class (TRZSX)

This annual shareholder report contains important information about Overseas Stock Fund (the "fund") for the period of November 1, 2024 to October 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Overseas Stock Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  Non-U.S. developed and emerging markets stocks both recorded double-digit positive returns over the 12-month reporting period as anticipation of interest rate cuts by the Federal Reserve and other central banks outweighed U.S. trade policy uncertainty and persistent inflation in many markets.

  Information technology (IT) contributed the most to performance versus the MSCI EAFE Index Net due to favorable stock selection, led by positions in several semiconductor companies that benefited from the surge in artificial intelligence capital spending. An overweight to the IT sector, which outpaced the benchmark, also added value. Industrials and business services helped relative returns owing to positive stock selection. Japanese industrial conglomerate Mitsubishi Electric was a significant contributor.

  The consumer staples sector detracted significantly from relative performance due to adverse stock selection. Barry Callebaut, a Swiss cocoa processor and chocolate wholesaler, was a substantial detractor. Negative stock selection in the financials sector also weighed on relative returns.

  The fund’s investment process relies on in-depth fundamental research to identify reasonably priced companies that appear to offer the most compelling trade-off between valuation and growth prospects. Sector and regional allocations are primarily driven by bottom-up stock selection but are also informed by broader views. IT remained a key overweight, primarily in semiconductors and technology hardware. Conversely, the communication services sector was the largest underweight sector at period-end.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of October 31, 2025

	Z Class	Regulatory/Strategy Benchmark
3/16/20	10,000	10,000
4/30/20	12,050	11,700
7/31/20	13,532	12,919
10/31/20	13,386	12,702
1/31/21	16,194	15,190
4/30/21	17,679	16,365
7/31/21	17,854	16,835
10/31/21	18,286	17,044
1/31/22	18,002	16,257
4/30/22	16,134	15,032
7/31/22	15,635	14,424
10/31/22	14,266	13,124
1/31/23	17,010	15,797
4/30/23	17,252	16,298
7/31/23	17,981	16,847
10/31/23	16,081	15,014
1/31/24	18,077	17,378
4/30/24	18,724	17,810
7/31/24	19,855	18,736
10/31/24	19,547	18,462
1/31/25	19,860	18,882
4/30/25	20,999	20,049
7/31/25	22,274	21,127
10/31/25	24,339	22,714

202501-4140694, 202512-4880930

F1265-052 12/25

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/16/20
Overseas Stock Fund (Z Class)	24.52%	12.70%	17.12%
MSCI EAFE Index Net (Regulatory/Strategy Benchmark)	23.03	12.33	15.69

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$24,089,956
  Number of Portfolio Holdings152
  Investment Advisory Fees Paid (000s)$75,648
  Portfolio Turnover Rate26.2%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	25.2%
Industrials & Business Services	19.3
Consumer Discretionary	11.5
Information Technology	11.5
Health Care	10.4
Consumer Staples	6.9
Materials	4.7
Energy	3.4
Communication Services	2.9
Other	4.2

Top Ten Holdings (as a % of Net Assets)

Siemens	2.9%
ASML Holding	2.3
Unilever	2.2
Taiwan Semiconductor Manufacturing	1.9
AstraZeneca	1.9
Nestle	1.7
SAP	1.6
Sony Group	1.4
TotalEnergies	1.4
Roche Holding	1.3

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

MSCI does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Overseas Stock Fund

Z Class (TRZSX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$26,647	$26,450
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

 (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,541,000 and $846,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
October 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TROSX Overseas Stock Fund
PAEIX Overseas Stock Fund–
.
Advisor Class
TROIX Overseas Stock Fund–
.
I Class
TRZSX Overseas Stock Fund–
.
Z Class

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 13.17 $ 11.17 $ 10.21 $ 13.46 $ 10.07
Investment activities
Net investment income
(1)(2)
0.31 0.28 0.29 0.27 0.24
Net realized and unrealized
gain/loss 2.71 2.00 0.93 (3.27) 3.32
Total from investment
activities 3.02 2.28 1.22 (3.00) 3.56
Distributions
Net investment income (0.30) (0.28) (0.25) (0.25) (0.17)
Net realized gain — — (0.01) — —
Total distributions (0.30) (0.28) (0.26) (0.25) (0.17)
NET ASSET VALUE
End of period $ 15.89 $ 13.17 $ 11.17 $ 10.21 $ 13.46
Ratios/Supplemental Data
Total return
(2)(3)
23.46% 20.64% 11.93% (22.69)% 35.58%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.78% 0.79% 0.78% 0.80% 0.77%
Net expenses after waivers/
payments by Price Associates 0.78% 0.79% 0.78% 0.80% 0.77%
Net investment income 2.20% 2.15% 2.47% 2.26% 1.90%
Portfolio turnover rate 26.2% 8.7% 7.1% 5.0% 12.6%
Net assets, end of period (in
millions) $5,925 $5,503 $5,969 $4,556 $6,693
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 13.21 $ 11.20 $ 10.24 $ 13.28 $ 9.94
Investment activities
Net investment income
(1)(2)
0.27 0.25 0.26 0.16 0.16
Net realized and unrealized
gain/loss 2.73 2.00 0.93 (3.20) 3.31
Total from investment
activities 3.00 2.25 1.19 (3.04) 3.47
Distributions
Net investment income (0.27) (0.24) (0.22) — (0.13)
Net realized gain — — (0.01) — —
Total distributions (0.27) (0.24) (0.23) — (0.13)
NET ASSET VALUE
End of period $ 15.94 $ 13.21 $ 11.20 $ 10.24 $ 13.28
Ratios/Supplemental Data
Total return
(2)(3)
23.16% 20.25% 11.59% (22.89)% 35.08%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.06% 1.07% 1.07% 1.04% 1.05%
Net expenses after
waivers/payments by Price
Associates 1.06% 1.07% 1.07% 1.04% 1.05%
Net investment income 1.90% 1.91% 2.20% 1.57% 1.24%
Portfolio turnover rate 26.2% 8.7% 7.1% 5.0% 12.6%
Net assets, end of period (in
thousands) $520,738 $461,718 $420,377 $412,647 $11,204
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 13.19 $ 11.18 $ 10.22 $ 13.45 $ 10.08
Investment activities
Net investment income
(1)(2)
0.32 0.30 0.31 0.29 0.26
Net realized and unrealized
gain/loss 2.72 2.00 0.93 (3.27) 3.31
Total from investment
activities 3.04 2.30 1.24 (2.98) 3.57
Distributions
Net investment income (0.33) (0.29) (0.27) (0.25) (0.20)
Net realized gain — — (0.01) — —
Total distributions (0.33) (0.29) (0.28) (0.25) (0.20)
NET ASSET VALUE
End of period $ 15.90 $ 13.19 $ 11.18 $ 10.22 $ 13.45
Ratios/Supplemental Data
Total return
(2)(3)
23.60% 20.77% 12.08% (22.55)% 35.69%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.67% 0.67% 0.67% 0.67% 0.66%
Net expenses after
waivers/payments by Price
Associates 0.67% 0.67% 0.67% 0.67% 0.66%
Net investment income 2.27% 2.31% 2.61% 2.48% 2.00%
Portfolio turnover rate 26.2% 8.7% 7.1% 5.0% 12.6%
Net assets, end of period (in
millions) $6,258 $6,251 $5,257 $4,162 $5,047
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
.. Year ..
.. Ended .
10/31/25 10/31/24 10/31/23 10/31/22 10/31/21
NET ASSET VALUE
Beginning of period $ 13.30 $ 11.26 $ 10.31 $ 13.55 $ 10.12
Investment activities
Net investment income
(1)(2)
0.42 0.39 0.39 0.37 0.34
Net realized and unrealized
gain/loss 2.74 2.01 0.93 (3.28) 3.33
Total from investment
activities 3.16 2.40 1.32 (2.91) 3.67
Distributions
Net investment income (0.43) (0.36) (0.36) (0.33) (0.24)
Net realized gain — — (0.01) — —
Total distributions (0.43) (0.36) (0.37) (0.33) (0.24)
NET ASSET VALUE
End of period $ 16.03 $ 13.30 $ 11.26 $ 10.31 $ 13.55
Ratios/Supplemental Data
Total return
(2)(3)
24.52% 21.55% 12.73% (21.99)% 36.60%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.65% 0.65% 0.66% 0.66% 0.65%
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
Net investment income 2.99% 2.98% 3.28% 3.09% 2.66%
Portfolio turnover rate 26.2% 8.7% 7.1% 5.0% 12.6%
Net assets, end of period (in
millions) $11,386 $10,542 $9,294 $9,029 $11,078
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Overseas Stock Fund
October 31, 2025

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 3.0%
Common Stocks 3.0%
ANZ Group Holdings  7,406,781 177,405
BHP Group  2,932,956 83,614
BHP Group (GBP) (1) 2,686,039 76,480
Macquarie Group  980,098 139,796
Scentre Group  56,367,701 150,154
Telstra Group  33,218,547 106,128
Total Australia (Cost $597,381) 733,577
AUSTRIA 0.7%
Common Stocks 0.7%
BAWAG Group  293,421 37,919
Erste Group Bank  1,272,159 131,782
Total Austria (Cost $138,163) 169,701
CANADA 3.0%
Common Stocks 3.0%
Brookfield  3,150,313 145,078
Definity Financial  3,041,559 141,501
Element Fleet Management  6,743,051 181,875
Great-West Lifeco  2,853,647 120,978
National Bank of Canada  1,084,754 121,194
Total Canada (Cost $342,254) 710,626
CHILE 0.7%
Common Stocks 0.7%
Antofagasta (GBP)  4,780,375 175,451
Total Chile (Cost $52,069) 175,451
CHINA 0.6%
Common Stocks 0.6%
Alibaba Group Holding (HKD)  3,546,868 75,473
Tencent Holdings (HKD)  971,200 78,888
Total China (Cost $50,030) 154,361

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
DENMARK 0.7%
Common Stocks 0.7%
Novo Nordisk, Class B  3,194,937 157,292
Total Denmark (Cost $278,267) 157,292
FINLAND 1.5%
Common Stocks 1.5%
Mandatum  12,416,406 89,054
Sampo, Class A  17,023,478 189,749
Stora Enso, Class R  7,272,394 84,681
Total Finland (Cost $265,183) 363,484
FRANCE 10.4%
Common Stocks 10.4%
Air Liquide  1,085,774 210,140
AXA  4,517,001 195,986
Edenred  1,557,072 44,757
Engie  8,145,703 190,715
EssilorLuxottica  481,358 176,282
Kering  417,072 148,109
L'Oreal  393,936 164,394
Legrand  944,497 163,103
Safran  714,530 253,886
Sanofi  2,004,245 202,755
Societe Generale  3,206,597 203,364
Teleperformance (1) 502,822 35,906
Thales  190,242 54,248
TotalEnergies  5,348,218 333,916
Vinci  1,036,367 138,579
Total France (Cost $1,610,392) 2,516,140
GERMANY 7.8%
Common Stocks 7.8%
BASF  1,458,915 71,986
Covestro (2) 865,470 60,449
KION Group  1,712,681 121,694
Muenchener Rueckversicherungs-Gesellschaft  357,757 221,342

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Rheinmetall  79,072 155,438
SAP  1,461,950 380,213
Siemens  2,421,803 686,333
Siemens Healthineers  3,406,869 190,955
Total Germany (Cost $1,033,931) 1,888,410
HONG KONG 0.9%
Common Stocks 0.9%
AIA Group  15,559,200 151,403
Samsonite Group  25,962,900 54,290
Total Hong Kong (Cost $185,594) 205,693
INDIA 0.6%
Common Stocks 0.6%
HDFC Bank  13,341,981 148,348
Total India (Cost $133,966) 148,348
IRELAND 1.0%
Common Stocks 1.0%
DCC (GBP) (1) 931,919 61,394
Kingspan Group  709,237 53,107
Ryanair Holdings, ADR (USD)  2,126,618 132,871
Total Ireland (Cost $227,079) 247,372
ITALY 3.7%
Common Stocks 3.7%
Generali  2,139,798 82,373
Intesa Sanpaolo  23,812,686 153,481
Moncler  2,056,411 123,363
Prysmian (1) 2,971,500 309,820
UniCredit  2,840,085 210,299
Total Italy (Cost $399,857) 879,336
JAPAN 19.5%
Common Stocks 19.5%
Ajinomoto  4,601,300 130,503

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Asics  7,099,100 180,773
Chugai Pharmaceutical  3,692,200 168,984
Hamamatsu Photonics  5,123,900 57,353
Hitachi  7,866,000 268,694
Hoya  567,000 92,099
Isetan Mitsukoshi Holdings (1) 8,857,900 139,017
KDDI  11,293,800 180,027
Mitsubishi  4,691,200 112,648
Mitsubishi Electric  10,568,300 300,062
Mitsubishi UFJ Financial Group  20,071,600 303,187
Mitsui Fudosan  15,074,100 156,958
NEC  5,209,400 189,206
Nintendo  858,400 73,213
Nomura Research Institute (1) 2,459,500 94,969
ORIX  2,953,000 72,236
Panasonic Holdings  8,982,400 104,369
Recruit Holdings  2,509,000 124,416
Renesas Electronics  7,259,900 89,657
Seven & i Holdings  8,855,200 112,636
Shimizu  5,838,600 78,372
Shin-Etsu Chemical  4,674,000 140,495
Sony Group  12,094,600 336,830
Subaru  4,283,000 91,113
Sumitomo  6,884,300 200,271
Sumitomo Mitsui Trust Group  4,296,134 118,000
Suzuki Motor (1) 8,219,100 122,702
Sysmex  177,200 1,975
Tokio Marine Holdings  4,431,200 165,254
Tokyo Electron  745,700 164,405
Toyota Motor  14,012,700 285,679
Tsuruha Holdings (1) 1,718,700 29,841
Total Japan (Cost $3,160,755) 4,685,944
MEXICO 0.2%
Common Stocks 0.2%
Grupo Mexico, Series B  5,718,415 49,343
Total Mexico (Cost $42,763) 49,343
NETHERLANDS 7.1%
Common Stocks 7.1%
ABN AMRO Bank, CVA  2,313,255 69,117

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Adyen (2) 40,936 70,143
AerCap Holdings (USD)  1,101,207 143,421
Akzo Nobel  860,884 56,892
Argenx, ADR (USD) (2) 183,526 150,216
ASML Holding  517,714 547,384
BE Semiconductor Industries  553,253 94,327
CVC Capital Partners  4,451,621 74,349
Heineken  1,492,576 115,574
ING Groep  8,325,616 207,888
Koninklijke Philips  6,631,781 181,679
Total Netherlands (Cost $1,029,385) 1,710,990
NORWAY 2.0%
Common Stocks 2.0%
DNB Bank  8,708,563 222,290
Equinor  7,345,655 175,938
Storebrand  5,216,693 80,843
Total Norway (Cost $307,322) 479,071
SINGAPORE 1.4%
Common Stocks 1.4%
DBS Group Holdings  5,014,940 207,631
Sea, ADR (USD) (2) 895,161 139,869
Total Singapore (Cost $214,719) 347,500
SOUTH KOREA 1.8%
Common Stocks 1.8%
KT  3,548,305 127,724
Samsung Electronics  2,583,486 194,475
SK Square (2) 632,636 114,833
Total South Korea (Cost $219,058) 437,032
SPAIN 2.9%
Common Stocks 2.9%
Amadeus IT Group  1,880,753 143,766
Banco Bilbao Vizcaya Argentaria (1) 8,616,727 173,593
Banco Santander (1) 25,164,650 256,433
Indra Sistemas  1,005,000 55,594

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Puig Brands, Class B (1) 3,429,323 58,839
Total Spain (Cost $564,487) 688,225
SWEDEN 2.7%
Common Stocks 2.7%
Autoliv, SDR  1,190,681 137,396
Sandvik  6,316,784 191,016
Skandinaviska Enskilda Banken, Class A  8,612,928 164,417
Telefonaktiebolaget LM Ericsson, Class B  15,276,649 154,995
Total Sweden (Cost $464,220) 647,824
SWITZERLAND 7.5%
Common Stocks 7.5%
ABB  3,781,307 281,131
Alcon (1) 993,870 74,078
Holcim  1,310,256 116,483
Julius Baer Group  1,091,223 73,667
Nestle  4,327,315 413,468
Novartis  2,498,317 309,196
Roche Holding  989,488 320,516
Sonova Holding  194,780 53,130
UBS Group  4,045,158 154,789
Total Switzerland (Cost $1,278,229) 1,796,458
TAIWAN 1.9%
Common Stocks 1.9%
Taiwan Semiconductor Manufacturing  9,549,089 461,791
Total Taiwan (Cost $27,947) 461,791
UNITED KINGDOM 16.4%
Common Stocks 16.4%
Admiral Group  2,627,813 113,146
Ashtead Group  673,673 44,998
AstraZeneca, ADR (USD)  5,403,290 445,231
Aviva  14,718,819 129,368
Barclays  28,918,338 155,107
Bridgepoint Group  18,484,180 73,206
BT Group  66,160,539 161,470

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
Bunzl  3,471,412 105,523
Compass Group  8,607,987 284,923
Diageo  4,182,812 96,212
Dowlais Group  30,623,628 33,269
Kingfisher  30,278,405 122,797
Klarna Group (USD) (1)(2) 696,885 26,182
Lloyds Banking Group  171,960,432 201,622
Melrose Industries  19,290,032 158,912
National Grid  16,634,340 249,417
Next  901,439 169,372
Persimmon  4,085,060 64,924
Rolls-Royce Holdings  12,385,337 190,595
Segro  6,431,260 59,016
Shell, ADR (USD) (1) 4,214,087 315,719
Standard Chartered  10,843,581 222,589
Unilever  8,829,456 529,806
Total United Kingdom (Cost $2,969,106) 3,953,404
UNITED STATES 1.2%
Common Stocks 1.2%
Broadcom  502,173 185,618
NXP Semiconductors  528,036 110,423
Total United States (Cost $48,071) 296,041
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
T. Rowe Price Government Reserve Fund, 4.12% (3)(4) 72,563,915 72,564
Total Short-Term Investments (Cost $72,564) 72,564

T. ROWE PRICE Overseas Stock Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.4%
Money Market Funds 2.4%
T. Rowe Price Government Reserve Fund, 4.12% (3)(4) 582,669,751 582,670
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 582,670
Total Securities Lending Collateral (Cost $582,670) 582,670
Total Investments in Securities
101.9% of Net Assets
(Cost $16,295,462) $ 24,558,648
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) See Note 3 . All or a portion of this security is on loan at October 31, 2025.
(2) Non-income producing
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CVA Dutch Certificate (Certificaten Van Aandelen)
GBP British Pound
HKD Hong Kong Dollar
SDR Swedish Depository Receipts
USD U.S. Dollar

T. ROWE PRICE Overseas Stock Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended October 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.12% $ — $ — $ 7,060++
Totals $ —# $ — $ 7,060+
Supplementary Investment Schedule
Affiliate
Value
10/31/24
Purchase
Cost
Sales
Cost
Value
10/31/25
T. Rowe Price Government
Reserve Fund, 4.12% $ 664,483  ¤  ¤ $ 655,234
Total $ 655,234^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3 .
+ Investment income comprised $7,060 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $655,234.

T. ROWE PRICE Overseas Stock Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $16,295,462) $ 24,558,648
Dividends receivable 46,994
Receivable for investment securities sold 22,659
Receivable for shares sold 8,614
Due from affiliates 6,223
Foreign currency (cost $4,785) 4,763
Other assets 111,052
Total assets 24,758,953
Liabilities
Obligation to return securities lending collateral 582,670
Payable for shares redeemed 34,336
Payable for investment securities purchased 23,761
Investment management fees payable 12,959
Payable to directors 6
Other liabilities 15,265
Total liabilities 668,997
NET ASSETS $ 24,089,956

T. ROWE PRICE Overseas Stock Fund
October 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 8,610,256
Paid-in capital applicable to 1,509,672,174 shares of $0.01
par value capital stock outstanding; 18,000,000,000 shares
of the Corporation authorized 15,479,700
NET ASSETS $ 24,089,956
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $5,925,713; Shares outstanding:
372,838,075) $ 15.89
Advisor Class
(Net assets: $520,738; Shares outstanding: 32,675,558) $ 15.94
I Class
(Net assets: $6,257,671; Shares outstanding:
393,669,359) $ 15.90
Z Class
(Net assets: $11,385,834; Shares outstanding:
710,489,182) $ 16.03

T. ROWE PRICE Overseas Stock Fund
Statement of Operations

($000s)
Year
Ended
10/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $46,022) $ 687,336
Securities lending 2,866
Other 33
Total income 690,235
Expenses
Investment management 147,177
Shareholder servicing
Investor Class $ 6,822
Advisor Class 704
I Class 505 8,031
Rule 12b-1 fees
Advisor Class 1,181
Prospectus and shareholder reports
Investor Class 310
Advisor Class 26
I Class 300
Z Class 3 639
Custody and accounting 3,550
Registration 174
Legal and audit 123
Directors 74
Miscellaneous 342
Waived / paid by Price Associates (71,529)
Total expenses 89,762
Net investment income 600,473

T. ROWE PRICE Overseas Stock Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
10/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (net of foreign taxes of $1,202) 1,351,868
Foreign currency transactions (763)
Net realized gain 1,351,105
Change in net unrealized gain / loss
Securities (net of increase in deferred foreign taxes of $13,384) 3,057,588
Other assets and liabilities denominated in foreign currencies 7,241
Change in net unrealized gain / loss 3,064,829
Net realized and unrealized
gain
/ loss 4,415,934
INCREASE IN NET ASSETS FROM OPERATIONS $ 5,016,407

T. ROWE PRICE Overseas Stock Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 600,473 $ 602,176
Net realized gain (loss) 1,351,105 (144,952)
Change in net unrealized gain / loss 3,064,829 3,882,644
Increase in net assets from operations 5,016,407 4,339,868
Distributions to shareholders
Net earnings
Investor Class (124,751) (150,604)
Advisor Class (9,263) (8,902)
I Class (150,761) (138,558)
Z Class (342,484) (291,388)
Decrease in net assets from distributions (627,259) (589,452)
Capital share transactions
*
Shares sold
Investor Class 943,800 779,974
Advisor Class 5,423 5,617
I Class 1,131,390 1,637,658
Z Class 465,366 771,692
Distributions reinvested
Investor Class 122,952 148,258
Advisor Class 9,252 8,893
I Class 131,135 117,437
Z Class 342,484 291,388
Shares redeemed
Investor Class (1,743,059) (2,416,562)
Advisor Class (45,928) (47,766)
I Class (2,391,603) (1,728,164)
Z Class (2,028,814) (1,500,659)
Decrease in net assets from capital share
transactions (3,057,602) (1,932,234)

T. ROWE PRICE Overseas Stock Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
10/31/25 10/31/24
Net Assets
Increase during period 1,331,546 1,818,182
Beginning of period 22,758,410 20,940,228
End of period $ 24,089,956 $ 22,758,410
*Share information (000s)
Shares sold
Investor Class 68,222 61,250
Advisor Class 365 446
I Class 82,861 128,411
Z Class 34,273 61,001
Distributions reinvested
Investor Class 9,553 12,103
Advisor Class 716 722
I Class 10,197 9,587
Z Class 26,570 23,729
Shares redeemed
Investor Class (122,772) (189,723)
Advisor Class (3,356) (3,756)
I Class (173,469) (134,180)
Z Class (142,750) (117,446)
Decrease in shares outstanding (209,590) (147,856)

T. ROWE PRICE Overseas Stock Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price International Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Overseas Stock
Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks long-term growth of capital through investments in the common stocks of non-U.S. companies. The fund has four classes of shares: the Overseas Stock Fund (Investor Class), the
Overseas Stock Fund–Advisor Class (Advisor Class), the Overseas Stock
Fund–I Class (I Class) and the Overseas Stock Fund–Z Class (Z Class).
Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates,
Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class operates under a
Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/or certain administrative services; the Investor, I and Z Classes do not pay Rule 12b-1
fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on

T. ROWE PRICE Overseas Stock Fund

the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended
October 31, 2025, the fund realized $106,357,000 of net gain on $243,132,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the

T. ROWE PRICE Overseas Stock Fund

NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.

T. ROWE PRICE Overseas Stock Fund

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

T. ROWE PRICE Overseas Stock Fund

The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Overseas Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on October 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Emerging and Frontier Markets  The fund invests, either directly or through investments in other T. Rowe Price funds, in securities of companies located in, issued by governments of, or denominated in or linked to the currencies of emerging and frontier market countries. Emerging markets, and to a greater extent frontier markets, tend to have economic structures that are less diverse and mature, less developed legal and regulatory regimes, and political systems that are less stable, than those of developed countries. These markets may be subject to greater political, economic, and social uncertainty and differing accounting standards and regulatory environments that may potentially impact the fund’s ability to buy or sell certain securities or repatriate proceeds to U.S.
dollars. Emerging markets securities exchanges are more likely to experience delays with the clearing and settling of trades, as well as the custody of holdings by local banks, agents, and depositories. Such securities are often subject to greater price volatility, less liquidity, and higher rates of inflation than U.S.
securities. Investing in frontier markets is typically significantly riskier than investing in other countries, including emerging markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 1,649,550 $ 22,253,864 $ — $ 23,903,414
Short-Term Investments 72,564 — — 72,564
Securities Lending Collateral 582,670 — — 582,670
Total $ 2,304,784 $ 22,253,864 $ — $ 24,558,648

T. ROWE PRICE Overseas Stock Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At
October 31, 2025, the value of loaned securities was $558,943,000; the value of cash collateral and related investments was $582,670,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $5,994,713,000 and
$8,656,069,000, respectively, for the year ended October 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years

T. ROWE PRICE Overseas Stock Fund

after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind, deemed distributions on shareholder redemptions and the character of income on passive foreign investment companies.
The tax character of distributions paid for the periods presented was as follows:
At October 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At October 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
($000s)
October 31,
2025
October 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 627,259 $ 589,452
($000s)
Cost of investments $ 16,423,316
Unrealized appreciation $ 9,401,616
Unrealized depreciation (1,273,837)
Net unrealized appreciation (depreciation) $ 8,127,779
($000s)
Undistributed ordinary income $ 535,377
Net unrealized appreciation (depreciation) 8,127,779
Loss carryforwards and deferrals (52,900)
Total distributable earnings (loss) $ 8,610,256

T. ROWE PRICE Overseas Stock Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales and the realization of gains/losses on passive foreign investment companies. The loss carryforwards and deferrals primarily relate to capital loss carryforwards. Capital loss carryforwards are available indefinitely to offset future realized capital gains. During the year ended October 31, 2025, the fund utilized $1,164,034,000 of capital loss carryforwards.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). Price
Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management agreement between the fund and
Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of

T. ROWE PRICE Overseas Stock Fund

certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At October 31, 2025, the effective annual group fee rate was 0.28%.
Effective May 1, 2021, Price Associates has contractually agreed, at least through December 31, 2026, to waive a portion of its management fee so that an individual fund fee of 0.2975% is applied to the fund’s average daily net assets that are equal to or greater than $25 billion. Thereafter, this agreement will automatically renew for one-year terms unless terminated by the fund’s
Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund. No management fees were waived under this arrangement for the year ended October 31, 2025.
The Investor Class and Advisor Class are each subject to a contractual expense limitation through the expense limitation dates indicated in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow

T. ROWE PRICE Overseas Stock Fund

repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the year ended October 31, 2025 as indicated in the table below. At October 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/paid by Price
Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the year ended
October 31, 2025, expenses incurred pursuant to these service agreements were $123,000 for Price Associates; $533,000 for T. Rowe Price Services, Inc.;
Investor
Class
Advisor
Class I Class Z Class
Expense limitation/I Class
Limit 0.99% 1.24% 0.05% 0.00%
Expense limitation date 12/31/27 12/31/27 12/31/27 N/A
(Waived)/repaid during the
period ($000s) $— $— $— $(71,529)

T. ROWE PRICE Overseas Stock Fund

and $101,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended October 31, 2025, the fund was charged $187,000 for shareholder servicing costs related to the college savings plans, of which $44,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities. At
October 31, 2025, approximately 8% of the outstanding shares of the I Class were held by college savings plans.
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No
Price fund or account may invest for the purpose of exercising management or control over the fund. At October 31, 2025, 100% of the Z Class's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the
T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no
investment management fees.

T. ROWE PRICE Overseas Stock Fund

As of October 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 4,452,931 shares of the Investor Class, representing 1% of the Investor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended October 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.

T. ROWE PRICE Overseas Stock Fund

NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
NOTE 9 - SUBSEQUENT EVENTS
Effective April 1, 2026, Price Associates has contractually agreed to permanently waive any portion of the investment management fee it is entitled to receive from the fund in order to limit the fund’s investment management fee rate to 0.65% of the fund’s average daily net assets. This agreement can only be amended or terminated with approval by the fund’s Board. Any fees waived under this agreement are not subject to reimbursement to Price Associates by the fund.
In addition, effective April 1, 2026, with respect to the Investor Class (class),
Price Associates has contractually agreed to permanently waive its fees and/
or bear any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) that would cause the class’s ratio of annualized total expenses to average daily net assets (net expense ratio) to exceed 0.90%.
This agreement can only be amended or terminated with approval by the fund’s
Board. Any class expenses waived or paid by Price Associates pursuant to a contractual expense limitation are subject to reimbursement to Price Associates by the class whenever the class expenses are below the contractual expense limitation. However, no reimbursement by the class to Price Associates will be made more than three years after the waiver or payment of class expenses by

T. ROWE PRICE Overseas Stock Fund

Price Associates or if such reimbursement would result in the class expenses exceeding the contractual expense limitation in place at the time such amounts were waived or paid by Price Associates.

T. ROWE PRICE Overseas Stock Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price International Funds, Inc. and
Shareholders of T. Rowe Price Overseas Stock Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Overseas Stock Fund (one of the
funds constituting T. Rowe Price International Funds, Inc., referred to hereafter as the "Fund") as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statement of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Overseas Stock Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 18, 2025
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Overseas Stock Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 10/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $613,358,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $2,725,000 of the fund's income qualifies for the dividends-received deduction.
The fund will pass through foreign source income of $621,478,000 and foreign taxes paid of $33,037,000.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F165-050 12/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price International Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	December 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	December 18, 2025